Other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
Schedule of other liabilities

	Year ended December 31
in € thousand	2025	2024
Deferred income	5,794	5,028
Other financial liabilities	7	79
Miscellaneous liabilities	134	91
OTHER LIABILITIES	5,935	5,198
Less non-current portion	(246)	(46)
CURRENT PORTION	5,689	5,152